Income Taxes	12 Months Ended
Jun. 30, 2020
Income Tax Disclosure [Abstract]
Income Taxes

The reconciliation of the provision for income taxes at the federal statutory rate of 21% to the actual tax expense or benefit for the applicable fiscal year was as follows:

	2020	2019

Computed “expected” income tax (benefit)	$(239,400)	$161,700
Research and development credits	(89,400)	(24,300)
Rate changes and NOL carrybacks	(122,600)	-
Other, net	14,800	(12,800)

Income tax expense (benefit)	$(436,600)	$124,600

Deferred tax assets and liabilities consist of the following:

	2020	2019
Deferred tax assets:
Amortization of intangible assets	$329,700	$303,900
Research and development credits	89,400	-
Various accruals	150,700	173,600
Other	19,400	13,300
	589,200	490,800
Deferred tax liability:
Depreciation of property and amortization of goodwill	(52,100)	(59,700)

Net deferred tax assets	$537,100	$431,100

ASC No. 740 clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements and prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. ASC No. 740 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. As of June 30, 2020 and 2019, the Company did not have any unrecognized tax benefits related to various federal and state income tax matters.

The Company’s policy is to recognize interest and penalties on any unrecognized tax benefits as a component of income tax expense. The Company does not have any accrued interest or penalties associated with any unrecognized tax benefits. The Company is subject to U.S. federal income tax, as well as various state jurisdictions. The Company is currently open to audit under the statute of limitations by the federal and state jurisdictions for the years ended June 30, 2017 and after. The Company does not anticipate any material amount of unrecognized tax benefits within the next 12 months.